COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITY OF LEASE LIABILITIES
Maturity of Lease Liabilities at September 30, 2025	Amount
2025	$12,289
Total lease payments	12,289
Less: Imputed interest	(122)
Present value of lease liabilities	$12,167

Maturity of Lease Liabilities at December 31, 2024	Amount
2025	67,589
Total lease payments	67,589
Less: Imputed interest	(2,627)
Present value of lease liabilities	$64,962